Document And Entity Information	Aug. 25, 2026
Document Information [Line Items]
Entity, Registrant Name	Par Pacific Holdings, Inc.
Document, Type	8-K
Document, Period End Date	Aug. 25, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	1-36550
Entity, Tax Identification Number	84-1060803
Entity, Address, Address Line One	825 Town & Country Lane, Suite 1500
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77024
City Area Code	281
Local Phone Number	899-4800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000821483
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock
Trading Symbol	PARR
Security Exchange Name	NYSE
CommonStock001ParValue Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	PARR
Security Exchange Name	NYSE